Share based compensation - Summary of Share-Based Payment Arrangement, Option, Activity (Parenthetical) (Detail)	Dec. 31, 2023 shares
Employee Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation Arrangement Options Vested And Expected To Vest Exercisable Number	0